Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (7,144)	$ (767)	$ (4,444)	$ (7,411)	$ (3,565)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	412	140	864	322	89
Amortization of premium on certificates of deposits					8
Amortization of debt issuance costs					22
Loss (gain) on change in value of convertible preferred stock warrant liability		281	(168)	388	154
Loss on disposal of equipment				6	15
Provision for doubtful accounts	79	88	903	539	191
Provision for credit memos	558	450	1,875
Stock-based compensation expense	2,401	416	3,543	761	430
Gain on sale of InPlay					(1,950)
Deferred income taxes	(31)	(38)	(11)
Loss on extinguishment of convertible notes			538
Changes in operating assets and liabilities:
Accounts receivable	1,273	(7,013)	(44,315)	(24,341)	(17,258)
Prepaid expenses and other current assets	(406)	180	(902)	(1,100)	(133)
Payments of costs related to initial public offering			(3,349)
Other assets	(14)	(25)	126	(192)	(43)
Accounts payable	4,605	820	15,055	(637)	1,430
Accrued liabilities	(11,671)	(2,793)	16,024	23,423	8,741
Deferred rent	263	134	504	55	(99)
Deferred revenue	329	79	(165)	162	39
Deferred offering costs		(1,605)		(129)
Net cash used in operating activities	(9,346)	(9,653)	(13,922)	(8,154)	(11,929)
Cash flows from investing activities:
Increase in restricted cash		(408)	(408)	(334)
Proceeds from sale of InPlay					1,950
Proceeds from certificates of deposit maturing					2,945
Purchases of property, equipment and software	(843)	(837)	(3,299)	(1,439)	(210)
Net cash provided by (used in) investing activities	(843)	(1,245)	(3,707)	(1,773)	4,685
Cash flows from financing activities:
Repayments on notes payable	(366)	(348)	(1,417)	(1,351)	(736)
Proceeds from line of credit		6,900	11,800	100
Proceeds from issuance of convertible note		7		187	232
Proceeds from issuances of common stock under ESPP	721
Proceeds from options exercised	190	138	379	25	51
Net cash provided by financing activities	545	6,697	44,820	9,774	21,448
Proceeds from issuance of Series C preferred stock, net of issuance cost				10,913	17,651
Proceeds from notes payable					4,250
Repayment of line of credit			(11,800)	(100)
Repayment of convertible note			(957)
Excess tax benefit			24
Effect of exchange rate changes on cash and cash equivalents	(93)	(37)	(74)	(42)	(1)
Net increase (decrease) in cash and cash equivalents	(9,737)	(4,238)	27,117	(195)	14,203
Cash and cash equivalents, beginning of period	46,592	19,475	19,475	19,670	5,467
Cash and cash equivalents, end of period	36,855	15,237	46,592	19,475	19,670
Supplemental disclosures:
Equipment purchased and unpaid at period end	177
Cash paid for interest	34	41	226	170	132
Cash paid for income taxes			97	1	1
Warrants issued as debt issuance cost					13
Conversion of preferred stock warrants to common stock warrants			516
Cashless exercise of stock warrants to common stock			82
Common Stock
Cash flows from financing activities:
Proceeds from issuance of common stock in initial public offering, net of underwriting discounts and commission			46,791
Supplemental disclosures:
Conversion of convertible preferred stock to common stock			16
Accounts Payable and Accrued Liabilities
Supplemental disclosures:
Warrants issued as debt issuance cost				$ 126